SEGMENTED DISCLOSURE (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2024 CAD ($) operatingSegment	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)
Disclosure of geographical areas [line items]
Number of operating segments | operatingSegment	1
Right-of-use assets	$ 105,661	$ 94,212	$ 81,289
Property, plant and equipment	296,977	263,119
Intangible assets	679,547	593,210
Revenues	$ 3,032,883	$ 2,577,384
Concentration percentage		15.90%
Revenue
Disclosure of geographical areas [line items]
Concentration percentage	25.10%
Canada
Disclosure of geographical areas [line items]
Right-of-use assets	$ 30,483	$ 21,384
Property, plant and equipment	62,895	57,589
Intangible assets	28,558	25,584
Revenues	113,386	103,149
United States
Disclosure of geographical areas [line items]
Right-of-use assets	11,273	12,514
Property, plant and equipment	143,642	111,702
Intangible assets	434,039	334,731
Revenues	1,488,331	1,338,689
Germany
Disclosure of geographical areas [line items]
Right-of-use assets	24,849	25,250
Property, plant and equipment	35,158	35,848
Intangible assets	38,945	43,291
Revenues	284,335	249,593
Italy
Disclosure of geographical areas [line items]
Right-of-use assets	16,819	21,136
Property, plant and equipment	39,439	40,645
Intangible assets	133,447	145,217
Revenues	117,117	80,358
Other Europe
Disclosure of geographical areas [line items]
Right-of-use assets	17,627	9,031
Property, plant and equipment	13,581	16,049
Intangible assets	34,672	33,729
Revenues	588,604	481,646
Other
Disclosure of geographical areas [line items]
Right-of-use assets	4,610	4,897
Property, plant and equipment	2,262	1,286
Intangible assets	9,886	10,658
Revenues	$ 441,110	$ 323,949